Schedule of depreciation and amortization expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Depreciation and amortization expenses	$ 884	¥ 6,179	¥ 4,507	¥ 3,830
Research and Development Expenses [Member]
Depreciation and amortization expenses		3,246	3,841	3,491
Selling and Marketing Expenses [Member]
Depreciation and amortization expenses		83	171	115
General And Administrative Expenses [Member]
Depreciation and amortization expenses		¥ 2,850	¥ 495	¥ 224